Schwab Capital Trust
Schwab Balanced Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 50.4%
Large-Cap 41.5%
Schwab Core Equity Fund	$197,262,691	$14,700,086	($7,192,807 )	$294,046	($1,820,830 )	$203,243,186	7,796,056	$12,089,161
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	113,849,731	16,572,621	(5,716,186)	398,451	(16,309,856)	108,794,761	4,173,178	13,705,928
						312,037,947
Small-Cap 8.9%
Schwab Small-Cap Equity Fund	64,276,186	6,196,376	(14,752,637)	2,174,633	9,125,347	67,019,905	2,629,263	5,196,375
						379,057,852

International Stocks 10.0%
Developed Markets 10.0%
Schwab International Opportunities Fund	73,060,629	4,381,317	(6,269,017)	718,338	3,343,956	75,235,223	2,843,357	4,381,317

Fixed Income 36.7%
Intermediate-Term Bond 36.7%
Schwab U.S. Aggregate Bond Index Fund	267,431,509	27,305,173	(9,760,911)	(1,565,734)	(7,696,882)	275,713,155	31,474,104	8,624,658

Money Market Funds 2.4%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	17,481,714	477,744	—	—	—	17,959,458	17,959,458	474,127
Total Affiliated Underlying Funds (Cost $633,765,126)	$733,362,460	$69,633,317	($43,691,558 )	$2,019,734	($13,358,265 )	$747,965,688		$44,471,566

UNAFFILIATED UNDERLYING FUNDS 0.5% OF NET ASSETS

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.62% (b)						$4,103,185	4,103,185
Total Unaffiliated Underlying Funds (Cost $4,103,185)						$4,103,185
Total Investments in Securities (Cost $637,868,311)						$752,068,873

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

1

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 58.7%
Large-Cap 49.9%
Schwab Fundamental U.S. Large Company Index Fund	$145,836,508	$6,727,027	($15,601,941 )	$1,918,488	$24,923,160	$163,803,242	4,348,374	$2,419,528
Schwab S&P 500 Index Fund	258,083,437	23,881,260	(15,935,832)	566,651	24,407,325	291,002,841	15,070,059	2,848,488
Schwab U.S. Large-Cap Growth Index Fund	133,565,873	32,556,554	(12,505,029)	373,084	(3,095,185)	150,895,297	8,583,350	607,147
						605,701,380
Small-Cap 8.8%
Schwab Fundamental U.S. Small Company Index Fund	36,687,990	3,246,766	(5,995,880)	716,483	6,786,647	41,442,006	1,856,721	499,242
Schwab Small-Cap Index Fund	58,730,545	4,002,933	(7,787,556)	3,889,567	6,558,750	65,394,239	1,381,374	741,793
						106,836,245
						712,537,625

International Stocks 35.8%
Developed Markets 28.1%
Schwab Fundamental International Equity Index Fund	76,522,170	10,047,862	(16,479,625)	2,732,780	13,097,371	85,920,558	5,157,296	3,874,279
Schwab Fundamental International Small Equity Index Fund	54,079,938	8,965,268	(6,336,478)	339,604	3,491,298	60,539,630	3,534,129	4,313,626
Schwab International Index Fund	173,817,190	17,981,330	(18,021,343)	1,133,176	19,834,369	194,744,722	6,063,036	6,139,907
						341,204,910
Emerging Markets 7.7%
Schwab Emerging Markets Equity ETF	29,051,745	2,629,833	(973,375)	5,075	1,967,157	32,680,435	907,034	832,599
Schwab Fundamental Emerging Markets Equity Index Fund	54,104,584	6,874,002	(6,822,095)	594,743	5,941,462	60,692,696	4,686,695	2,079,746
						93,373,131
						434,578,041

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	54,077,650	6,651,425	(8,596,109)	266,275	8,122,495	60,521,736	2,492,658	1,280,766
Total Affiliated Underlying Funds (Cost $546,301,750)	$1,074,557,630	$123,564,260	($115,055,263 )	$12,535,926	$112,034,849	$1,207,637,402		$25,637,121
Total Investments in Securities (Cost $546,301,750)						$1,207,637,402

1

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.
2

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 50.2%
Large-Cap 43.3%
Schwab Fundamental U.S. Large Company Index Fund	$126,167,081	$2,607,627	($16,768,062 )	$7,975,719	$14,700,970	$134,683,335	3,575,347	$2,085,256
Schwab S&P 500 Index Fund	218,194,213	13,305,879	(18,221,773)	5,125,397	15,513,509	233,917,225	12,113,787	2,403,612
Schwab U.S. Large-Cap Growth Index Fund	110,054,434	23,886,729	(13,671,890)	460,603	(2,538,113)	118,191,763	6,723,081	498,184
						486,792,323
Small-Cap 6.9%
Schwab Fundamental U.S. Small Company Index Fund	27,505,819	795,145	(4,456,457)	938,206	4,472,110	29,254,823	1,310,700	370,953
Schwab Small-Cap Index Fund	45,252,253	2,229,031	(7,142,776)	4,449,268	3,469,742	48,257,518	1,019,381	570,561
						77,512,341
						564,304,664

International Stocks 25.7%
Developed Markets 20.6%
Schwab Fundamental International Equity Index Fund	54,690,169	5,712,697	(12,995,056)	2,430,098	8,535,321	58,373,229	3,503,795	2,771,177
Schwab Fundamental International Small Equity Index Fund	35,048,440	5,236,434	(5,424,039)	359,513	2,074,946	37,295,294	2,177,192	2,770,705
Schwab International Index Fund	127,378,855	10,671,875	(17,123,140)	2,001,029	13,044,708	135,973,327	4,233,292	4,489,126
						231,641,850
Emerging Markets 5.1%
Schwab Emerging Markets Equity ETF	18,994,275	2,443,383	(2,507,828)	87,526	1,176,702	20,194,058	560,479	534,552
Schwab Fundamental Emerging Markets Equity Index Fund	34,896,151	4,360,055	(6,005,254)	891,701	3,247,553	37,390,206	2,887,275	1,341,095
						57,584,264
						289,226,114

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	42,097,095	2,939,345	(6,601,709)	328,140	6,023,386	44,786,257	1,844,574	975,075

Fixed Income 16.1%
Intermediate-Term Bond 16.1%
Schwab U.S. Aggregate Bond Index Fund	168,208,939	29,934,690	(11,952,695)	(1,493,094)	(4,411,996)	180,285,844	20,580,576	5,427,928

3

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$34,411,556	$3,968,301	$—	$—	$—	$38,379,857	38,379,857	$966,586
Total Affiliated Underlying Funds (Cost $594,604,648)	$1,042,899,280	$108,091,191	($122,870,679 )	$23,554,106	$65,308,838	$1,116,982,736		$25,204,810
Total Investments in Securities (Cost $594,604,648)						$1,116,982,736

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.
4

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 39.0%
Large-Cap 33.0%
Schwab Fundamental U.S. Large Company Index Fund	$56,446,659	$933,723	($8,796,735 )	$4,503,293	$5,501,906	$58,588,846	1,555,318	$933,723
Schwab S&P 500 Index Fund	97,368,518	6,335,683	(11,363,121)	4,573,652	4,499,313	101,414,045	5,251,893	1,068,305
Schwab U.S. Large-Cap Growth Index Fund	52,866,620	10,765,554	(7,491,590)	226,496	(1,196,315)	55,170,765	3,138,269	239,502
						215,173,656
Small-Cap 6.0%
Schwab Fundamental U.S. Small Company Index Fund	11,322,409	152,901	(2,125,442)	595,810	1,599,074	11,544,752	517,238	152,901
Schwab Small-Cap Index Fund	26,464,007	1,701,340	(5,387,397)	2,826,264	1,735,150	27,339,364	577,511	333,441
						38,884,116
						254,057,772

International Stocks 18.0%
Developed Markets 15.5%
Schwab Fundamental International Equity Index Fund	24,674,434	3,720,410	(7,877,074)	1,652,052	3,223,393	25,393,215	1,524,203	1,235,394
Schwab Fundamental International Small Equity Index Fund	15,364,320	3,036,891	(3,273,830)	542,402	570,420	16,240,203	948,056	1,239,433
Schwab International Index Fund	57,164,548	4,694,318	(9,371,681)	1,287,378	5,391,927	59,166,490	1,842,045	2,000,256
						100,799,908
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Equity Index Fund	15,772,153	1,203,084	(2,510,942)	532,662	1,284,620	16,281,577	1,257,265	606,140
						117,081,485

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	18,846,045	1,344,406	(3,519,645)	176,632	2,635,222	19,482,660	802,416	431,230

Fixed Income 36.1%
High-Yield Bond 1.6%
Schwab High Yield Bond ETF	9,542,116	1,130,321	(359,206)	(5,948)	(184,607)	10,122,676	389,184	499,147
Intermediate-Term Bond 30.5%
Schwab U.S. Aggregate Bond Index Fund	191,384,608	26,131,550	(11,936,368)	(1,485,388)	(5,086,326)	199,008,076	22,717,817	6,081,203
Short-Term Bond 4.0%
Schwab Short-Term Bond Index Fund	24,915,422	3,361,740	(1,683,306)	(104,612)	(382,560)	26,106,684	2,745,182	785,765
						235,237,436

5

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$21,001,039	$1,473,921	$—	$—	$—	$22,474,960	22,474,960	$571,139
Total Affiliated Underlying Funds (Cost $417,108,463)	$623,132,898	$65,985,842	($75,696,337 )	$15,320,693	$19,591,217	$648,334,313		$16,177,579
Total Investments in Securities (Cost $417,108,463)						$648,334,313

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.
6

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 26.0%
Large-Cap 22.0%
Schwab Fundamental U.S. Large Company Index Fund	$12,336,035	$610,137	($2,394,735 )	$1,025,045	$1,163,770	$12,740,252	338,207	$203,906
Schwab S&P 500 Index Fund	22,385,423	2,496,697	(3,804,041)	1,373,386	725,219	23,176,684	1,200,243	245,924
Schwab U.S. Large-Cap Growth Index Fund	10,465,168	2,303,717	(1,723,235)	42,180	(227,098)	10,860,732	617,789	47,351
						46,777,668
Small-Cap 4.0%
Schwab Fundamental U.S. Small Company Index Fund	2,398,065	138,216	(506,121)	166,039	312,882	2,509,081	112,414	33,301
Schwab Small-Cap Index Fund	5,786,652	458,280	(1,260,264)	855,453	144,856	5,984,977	126,425	72,634
						8,494,058
						55,271,726

International Stocks 11.9%
Developed Markets 10.3%
Schwab Fundamental International Equity Index Fund	5,432,172	1,132,044	(2,181,475)	489,573	579,409	5,451,723	327,234	271,193
Schwab Fundamental International Small Equity Index Fund	3,363,056	751,668	(738,828)	109,135	130,256	3,615,287	211,050	271,296
Schwab International Index Fund	12,557,595	1,211,572	(2,363,459)	611,753	855,290	12,872,751	400,771	435,712
						21,939,761
Emerging Markets 1.6%
Schwab Fundamental Emerging Markets Equity Index Fund	3,431,578	451,956	(826,805)	155,868	243,735	3,456,332	266,898	131,879
						25,396,093

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,120,775	371,285	(784,238)	55,518	555,197	4,318,537	177,864	93,592

Fixed Income 56.1%
High-Yield Bond 1.7%
Schwab High Yield Bond ETF	3,513,901	413,638	(241,693)	(6,351)	(61,894)	3,617,601	139,085	179,282
Intermediate-Term Bond 48.1%
Schwab U.S. Aggregate Bond Index Fund	98,823,517	13,194,016	(6,423,086)	(774,883)	(2,581,754)	102,237,810	11,670,983	3,125,524
Short-Term Bond 6.3%
Schwab Short-Term Bond Index Fund	12,916,121	1,429,029	(629,730)	(35,376)	(211,285)	13,468,759	1,416,273	403,287
						119,324,170

7

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.4%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$7,005,827	$191,457	$—	$—	$—	$7,197,284	7,197,284	$190,008
Total Affiliated Underlying Funds (Cost $163,513,962)	$204,535,885	$25,153,712	($23,877,710 )	$4,067,340	$1,628,583	$211,507,810		$5,704,889
Total Investments in Securities (Cost $163,513,962)						$211,507,810

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.
8

Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.4% OF NET ASSETS

U.S. Stocks 20.3%
Large-Cap 17.9%
Schwab Core Equity Fund	$678,673	$100,342	($628,620 )	$261,817	($268,302 )	$143,910	5,520	$41,592
Schwab Fundamental U.S. Large Company Index Fund	810,981	12,755	(168,213)	56,610	84,881	797,014	21,158	12,755
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	1,554,803	322,089	(226,000)	1,312	(199,231)	1,452,973	55,734	182,089
Schwab S&P 500 Index Fund	4,973,013	805,937	(1,184,827)	429,912	65,875	5,089,910	263,589	54,393
						7,483,807
Mid-Cap 1.1%
Schwab U.S. Mid-Cap Index Fund	492,975	50,371	(135,061)	34,460	29,712	472,457	28,669	10,371
Small-Cap 1.3%
Schwab Small-Cap Equity Fund	540,020	88,658	(190,303)	43,762	58,144	540,281	21,196	43,658
						8,496,545

International Stocks 7.4%
Developed Markets 7.4%
Schwab Fundamental International Equity Index Fund	161,159	39,653	(63,935)	19,138	12,103	168,118	10,091	8,293
Schwab International Core Equity Fund	1,315,685	262,679	(407,323)	73,515	87,236	1,331,792	78,433	67,679
Schwab International Opportunities Fund	1,741,174	224,415	(451,037)	81,128	7,468	1,603,148	60,588	104,415
						3,103,058

Real Estate 2.1%
Global Real Estate 2.1%
Schwab Global Real Estate Fund	862,827	90,027	(148,342)	4,209	87,173	895,894	121,560	25,027

Fixed Income 43.8%
Inflation-Protected Bond 7.0%
Schwab Treasury Inflation Protected Securities Index Fund	2,968,106	414,860	(365,598)	(27,308)	(63,605)	2,926,455	287,754	99,860
Intermediate-Term Bond 28.3%
Schwab U.S. Aggregate Bond Index Fund	11,955,376	2,176,951	(1,896,652)	(239,208)	(160,177)	11,836,290	1,351,175	380,058
Short-Term Bond 8.5%
Schwab Short-Term Bond Index Fund	3,589,754	509,929	(479,490)	(19,680)	(46,599)	3,553,914	373,703	110,732
						18,316,659

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.8%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$1,084,913	$109,649	$—	$—	$—	$1,194,562	1,194,562	$29,563
Total Affiliated Underlying Funds (Cost $25,747,627)	$32,729,459	$5,208,315	($6,345,401 )	$719,667	($305,322 )	$32,006,718		$1,170,485

UNAFFILIATED UNDERLYING FUNDS 23.1% OF NET ASSETS

U.S. Stocks 3.9%
Large-Cap 3.5%
Dodge & Cox Stock Fund, Class I						$1,078,412	60,112
PGIM Jennison Growth Fund, Class R6						383,086	5,073
						1,461,498
Small-Cap 0.4%
Driehaus Small Cap Growth Fund, Institutional Class						172,289	5,621
						1,633,787

Fixed Income 19.2%
Intermediate-Term Bond 17.2%
Allspring Core Plus Bond Fund, Class R6						399,412	36,376
Baird Aggregate Bond Fund, Institutional Class						6,539,283	676,944
Loomis Sayles Investment Grade Bond Fund, Class Y						242,502	25,366
						7,181,197
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						841,291	87,000
						8,022,488
Total Unaffiliated Underlying Funds (Cost $9,436,487)						$9,656,275
Total Investments in Securities (Cost $35,184,114)						$41,662,993

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.4% OF NET ASSETS

U.S. Stocks 23.0%
Large-Cap 20.2%
Schwab Core Equity Fund	$835,766	$51,220	($445,000 )	$204,417	($220,687 )	$425,716	16,330	$51,220
Schwab Fundamental U.S. Large Company Index Fund	962,957	16,328	(227,210)	77,050	88,704	917,829	24,365	16,328
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	1,907,834	364,430	(505,689)	3,469	(244,714)	1,525,330	58,509	219,047
Schwab S&P 500 Index Fund	6,096,055	350,411	(1,470,054)	975,570	(437,609)	5,514,373	285,571	66,427
						8,383,248
Mid-Cap 1.3%
Schwab U.S. Mid-Cap Index Fund	600,293	12,629	(155,837)	68,340	6,916	532,341	32,302	12,629
Small-Cap 1.5%
Schwab Small-Cap Equity Fund	760,408	57,368	(324,384)	98,270	15,757	607,419	23,830	57,368
						9,523,008

International Stocks 8.9%
Developed Markets 8.9%
Schwab Fundamental International Equity Index Fund	184,938	9,516	(42,429)	13,721	25,556	191,302	11,483	9,516
Schwab International Core Equity Fund	1,731,592	309,972	(681,306)	162,799	25,301	1,548,358	91,187	89,971
Schwab International Opportunities Fund	2,231,866	130,813	(548,118)	141,372	(25,801)	1,930,132	72,945	130,813
						3,669,792

Real Estate 2.4%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	1,110,731	149,576	(376,165)	55,455	57,459	997,056	135,286	29,577

Fixed Income 39.9%
Inflation-Protected Bond 6.5%
Schwab Treasury Inflation Protected Securities Index Fund	3,006,301	145,069	(391,843)	(24,571)	(59,793)	2,675,163	263,045	95,069
Intermediate-Term Bond 25.6%
Schwab U.S. Aggregate Bond Index Fund	11,874,330	748,015	(1,639,932)	(204,754)	(169,014)	10,608,645	1,211,033	360,877
Short-Term Bond 7.8%
Schwab Short-Term Bond Index Fund	3,555,699	175,257	(420,551)	(15,971)	(46,745)	3,247,689	341,502	106,011
						16,531,497

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.2%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$995,003	$27,166	($90,000 )	$—	$—	$932,169	932,169	$26,795
Total Affiliated Underlying Funds (Cost $24,626,932)	$35,853,773	$2,547,770	($7,318,518 )	$1,555,167	($984,670 )	$31,653,522		$1,271,648

UNAFFILIATED UNDERLYING FUNDS 23.2% OF NET ASSETS

U.S. Stocks 4.4%
Large-Cap 3.9%
Dodge & Cox Stock Fund, Class I						$1,228,893	68,500
PGIM Jennison Growth Fund, Class R6						413,530	5,476
						1,642,423
Small-Cap 0.5%
Driehaus Small Cap Growth Fund, Institutional Class						199,240	6,500
						1,841,663

Fixed Income 18.8%
Intermediate-Term Bond 16.6%
Allspring Core Plus Bond Fund, Class R6						838,495	76,366
Baird Aggregate Bond Fund, Institutional Class						5,650,927	584,982
Loomis Sayles Investment Grade Bond Fund, Class Y						382,317	39,991
						6,871,739
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						902,786	93,359
						7,774,525
Total Unaffiliated Underlying Funds (Cost $9,411,581)						$9,616,188
Total Investments in Securities (Cost $34,038,513)						$41,269,710

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.1% OF NET ASSETS

U.S. Stocks 24.9%
Large-Cap 21.6%
Schwab Core Equity Fund	$5,598,570	$343,106	($3,065,000 )	$1,448,772	($1,576,599 )	$2,748,849	105,441	$343,106
Schwab Fundamental U.S. Large Company Index Fund	6,495,059	110,129	(1,459,979)	478,933	644,388	6,268,530	166,406	110,129
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	12,408,062	1,953,253	(2,029,650)	14,403	(1,655,000)	10,691,068	410,091	1,457,079
Schwab S&P 500 Index Fund	40,928,815	1,605,076	(6,967,488)	4,743,755	(1,067,799)	39,242,359	2,032,230	450,495
						58,950,806
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	4,126,813	86,822	(814,950)	351,238	182,232	3,932,155	238,602	86,822
Small-Cap 1.9%
Schwab Small-Cap Equity Fund	5,613,684	423,447	(1,945,763)	503,601	433,868	5,028,837	197,287	423,447
						67,911,798

International Stocks 9.9%
Developed Markets 9.9%
Schwab Fundamental International Equity Index Fund	1,607,130	70,386	(550,103)	175,575	126,044	1,429,032	85,776	70,386
Schwab International Core Equity Fund	11,635,521	622,197	(2,100,000)	663,129	689,964	11,510,811	677,904	622,197
Schwab International Opportunities Fund	15,763,186	1,124,475	(3,589,163)	972,396	(176,919)	14,093,975	532,652	930,063
						27,033,818

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	7,515,970	203,175	(1,460,000)	44,949	731,876	7,035,970	954,677	203,174

Fixed Income 37.9%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	18,316,317	587,147	(1,344,443)	(89,971)	(449,511)	17,019,539	1,673,505	587,147
Intermediate-Term Bond 24.4%
Schwab U.S. Aggregate Bond Index Fund	71,315,136	3,984,339	(6,430,503)	(794,298)	(1,503,805)	66,570,869	7,599,414	2,180,186
Short-Term Bond 7.3%
Schwab Short-Term Bond Index Fund	21,233,562	1,037,475	(1,999,278)	(77,546)	(304,978)	19,889,235	2,091,402	637,999
						103,479,643

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$5,317,256	$145,167	($500,000 )	$—	$—	$4,962,423	4,962,423	$143,150
Total Affiliated Underlying Funds (Cost $159,683,465)	$227,875,081	$12,296,194	($34,256,320 )	$8,434,936	($3,926,239 )	$210,423,652		$8,245,380

UNAFFILIATED UNDERLYING FUNDS 22.4% OF NET ASSETS

U.S. Stocks 4.4%
Large-Cap 4.1%
Dodge & Cox Stock Fund, Class I						$8,181,934	456,072
PGIM Jennison Growth Fund, Class R6						3,062,036	40,546
						11,243,970
Small-Cap 0.3%
Driehaus Small Cap Growth Fund, Institutional Class						738,566	24,097
						11,982,536

Fixed Income 18.0%
Intermediate-Term Bond 15.8%
Allspring Core Plus Bond Fund, Class R6						7,060,734	643,054
Baird Aggregate Bond Fund, Institutional Class						33,050,560	3,421,383
Loomis Sayles Investment Grade Bond Fund, Class Y						3,085,885	322,791
						43,197,179
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,919,938	612,196
						49,117,117
Total Unaffiliated Underlying Funds (Cost $60,011,133)						$61,099,653
Total Investments in Securities (Cost $219,694,598)						$271,523,305

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.1% OF NET ASSETS

U.S. Stocks 25.9%
Large-Cap 22.6%
Schwab Core Equity Fund	$8,461,396	$497,225	($5,045,000 )	$2,149,737	($2,312,910 )	$3,750,448	143,861	$497,225
Schwab Fundamental U.S. Large Company Index Fund	9,866,541	161,299	(2,798,626)	939,813	683,003	8,852,030	234,989	161,299
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	18,533,790	2,687,498	(3,620,483)	20,059	(2,473,545)	15,147,319	581,025	2,168,686
Schwab S&P 500 Index Fund	61,268,672	1,819,517	(13,209,584)	9,271,248	(3,975,073)	55,174,780	2,857,316	669,468
						82,924,577
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	6,433,519	128,073	(1,845,265)	803,569	(34,620)	5,485,276	332,844	128,073
Small-Cap 1.8%
Schwab Small-Cap Equity Fund	6,994,537	532,616	(2,268,223)	650,609	437,324	6,346,863	248,994	532,616
						94,756,716

International Stocks 10.8%
Developed Markets 10.8%
Schwab Fundamental International Equity Index Fund	2,062,932	106,151	(591,026)	179,552	221,780	1,979,389	118,811	106,151
Schwab International Core Equity Fund	18,368,838	982,255	(4,500,633)	1,520,453	520,820	16,891,733	994,802	982,255
Schwab International Opportunities Fund	24,821,098	2,079,276	(7,331,017)	1,411,180	(116,900)	20,863,637	788,497	1,431,661
						39,734,759

Real Estate 2.7%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	11,608,846	297,820	(3,072,500)	174,695	988,405	9,997,266	1,356,481	297,820

Fixed Income 36.1%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund	25,454,999	796,484	(3,548,773)	(266,641)	(459,419)	21,976,650	2,160,929	796,484
Intermediate-Term Bond 23.1%
Schwab U.S. Aggregate Bond Index Fund	96,985,867	6,243,594	(15,402,509)	(1,915,451)	(1,085,523)	84,825,978	9,683,331	2,896,516
Short-Term Bond 7.0%
Schwab Short-Term Bond Index Fund	29,366,753	846,987	(4,055,656)	(153,815)	(350,235)	25,654,034	2,697,585	853,567
						132,456,662

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.6%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$6,537,347	$178,365	($1,000,000 )	$—	$—	$5,715,712	5,715,712	$175,179
Total Affiliated Underlying Funds (Cost $208,566,766)	$326,765,135	$17,357,160	($68,289,295 )	$14,785,008	($7,956,893 )	$282,661,115		$11,697,000

UNAFFILIATED UNDERLYING FUNDS 22.4% OF NET ASSETS

U.S. Stocks 4.7%
Large-Cap 4.2%
Dodge & Cox Stock Fund, Class I						$11,617,558	647,578
PGIM Jennison Growth Fund, Class R6						3,859,922	51,111
						15,477,480
Small-Cap 0.5%
Driehaus Small Cap Growth Fund, Institutional Class						1,828,527	59,658
						17,306,007

Fixed Income 17.7%
Intermediate-Term Bond 15.5%
Allspring Core Plus Bond Fund, Class R6						10,605,261	965,871
Baird Aggregate Bond Fund, Institutional Class						41,544,156	4,300,637
Loomis Sayles Investment Grade Bond Fund, Class Y						4,872,164	509,641
						57,021,581
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						7,945,278	821,642
						64,966,859
Total Unaffiliated Underlying Funds (Cost $79,374,483)						$82,272,866
Total Investments in Securities (Cost $287,941,249)						$364,933,981

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.8% OF NET ASSETS

U.S. Stocks 31.6%
Large-Cap 27.6%
Schwab Core Equity Fund	$31,807,133	$1,949,287	($9,979,202 )	$3,639,350	($4,191,404 )	$23,225,164	890,877	$1,949,287
Schwab Fundamental U.S. Large Company Index Fund	31,395,489	532,337	(5,837,961)	1,802,787	3,584,651	31,477,303	835,607	532,337
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	58,722,674	7,746,911	(6,621,215)	(19,045)	(8,171,521)	51,657,804	1,981,504	7,069,395
Schwab S&P 500 Index Fund	179,231,053	4,695,415	(23,745,728)	16,297,819	(456,076)	176,022,483	9,115,613	1,922,618
						282,382,754
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	15,303,502	321,963	(2,563,612)	1,094,311	920,414	15,076,578	914,841	321,963
Small-Cap 2.5%
Schwab Small-Cap Equity Fund	28,897,887	2,336,235	(10,229,846)	2,433,924	2,142,940	25,581,140	1,003,576	2,336,235
						323,040,472

International Stocks 15.2%
Developed Markets 15.2%
Schwab Fundamental International Equity Index Fund	8,453,463	377,636	(2,429,772)	668,066	810,526	7,879,919	472,984	377,636
Schwab International Core Equity Fund	64,258,985	3,394,206	(8,240,000)	1,968,839	5,476,480	66,858,510	3,937,486	3,394,206
Schwab International Opportunities Fund	88,067,631	7,150,551	(19,251,985)	2,784,005	1,753,505	80,503,707	3,042,468	5,281,260
						155,242,136

Real Estate 3.3%
Global Real Estate 3.3%
Schwab Global Real Estate Fund	36,177,485	989,991	(7,268,068)	(244,666)	3,884,269	33,539,011	4,550,748	989,991

Fixed Income 24.7%
Inflation-Protected Bond 2.8%
Schwab Treasury Inflation Protected Securities Index Fund	23,036,475	6,526,928	—	—	(839,301)	28,724,102	2,824,395	896,189
Intermediate-Term Bond 16.9%
Schwab U.S. Aggregate Bond Index Fund	159,674,551	22,656,113	(3,979,978)	(645,212)	(5,109,011)	172,596,463	19,702,793	5,305,873
Short-Term Bond 5.0%
Schwab Short-Term Bond Index Fund	46,640,633	4,992,355	—	—	(949,887)	50,683,101	5,329,453	1,523,505
						252,003,666

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$10,474,342	$286,245	$—	$—	$—	$10,760,587	10,760,587	$284,078
Total Affiliated Underlying Funds (Cost $506,046,003)	$782,141,303	$63,956,173	($100,147,367 )	$29,780,178	($1,144,415 )	$774,585,872		$32,184,573

UNAFFILIATED UNDERLYING FUNDS 23.7% OF NET ASSETS

U.S. Stocks 6.0%
Large-Cap 5.3%
Dodge & Cox Stock Fund, Class I						$40,170,251	2,239,144
PGIM Jennison Growth Fund, Class R6						14,246,900	188,651
						54,417,151
Small-Cap 0.7%
Driehaus Small Cap Growth Fund, Institutional Class						6,760,900	220,584
						61,178,051

International Stocks 0.6%
Emerging Markets 0.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						6,512,434	488,555

Fixed Income 17.1%
Intermediate-Term Bond 13.3%
Allspring Core Plus Bond Fund, Class R6						38,521,799	3,508,361
Baird Aggregate Bond Fund, Institutional Class						75,455,328	7,811,111
Loomis Sayles Investment Grade Bond Fund, Class Y						22,253,411	2,327,763
						136,230,538
International Bond 3.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						38,221,474	3,952,583
						174,452,012
Total Unaffiliated Underlying Funds (Cost $228,485,395)						$242,142,497
Total Investments in Securities (Cost $734,531,398)						$1,016,728,369

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.3% OF NET ASSETS

U.S. Stocks 36.9%
Large-Cap 31.8%
Schwab Core Equity Fund	$24,095,135	$1,476,660	($5,648,009 )	$1,206,516	($1,547,025 )	$19,583,277	751,181	$1,476,660
Schwab Fundamental U.S. Large Company Index Fund	25,691,386	435,619	(4,889,722)	1,585,880	2,913,153	25,736,316	683,205	435,619
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	47,368,231	6,705,223	(4,850,534)	62,868	(6,599,202)	42,686,586	1,637,383	5,702,478
Schwab S&P 500 Index Fund	125,276,331	3,080,841	(14,687,908)	8,264,045	3,300,501	125,233,810	6,485,438	1,378,890
						213,239,989
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	10,820,474	227,647	(946,503)	254,935	1,176,370	11,532,923	699,813	227,647
Small-Cap 3.4%
Schwab Small-Cap Equity Fund	22,252,900	1,799,024	(5,646,351)	1,023,373	2,855,895	22,284,841	874,258	1,799,024
						247,057,753

International Stocks 18.3%
Developed Markets 18.3%
Schwab Fundamental International Equity Index Fund	6,904,235	696,310	(2,602,716)	686,651	591,920	6,276,400	376,735	355,268
Schwab International Core Equity Fund	50,530,217	2,702,051	(8,101,080)	2,231,523	3,777,837	51,140,548	3,011,811	2,702,051
Schwab International Opportunities Fund	67,398,387	5,811,143	(11,939,466)	1,173,760	2,696,005	65,139,829	2,461,823	4,041,763
						122,556,777

Real Estate 3.8%
Global Real Estate 3.8%
Schwab Global Real Estate Fund	27,695,427	750,542	(5,554,530)	(445,493)	3,266,905	25,712,851	3,488,854	750,542

Fixed Income 15.7%
Inflation-Protected Bond 0.8%
Schwab Treasury Inflation Protected Securities Index Fund	2,977,398	2,650,365	(338,590)	—	(141,774)	5,147,399	506,136	154,977
Intermediate-Term Bond 11.6%
Schwab U.S. Aggregate Bond Index Fund	71,095,119	13,137,431	(3,799,462)	(726,684)	(1,909,230)	77,797,174	8,880,956	2,415,627
Short-Term Bond 3.3%
Schwab Short-Term Bond Index Fund	20,538,080	3,386,452	(1,166,379)	(49,250)	(381,011)	22,327,892	2,347,833	679,733
						105,272,465

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.6%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$4,194,259	$114,621	$—	$—	$—	$4,308,880	4,308,880	$113,754
Total Affiliated Underlying Funds (Cost $320,093,964)	$506,837,579	$42,973,929	($70,171,250 )	$15,268,124	$10,000,344	$504,908,726		$22,234,033

UNAFFILIATED UNDERLYING FUNDS 24.1% OF NET ASSETS

U.S. Stocks 7.6%
Large-Cap 6.5%
Dodge & Cox Stock Fund, Class I						$32,370,769	1,804,391
PGIM Jennison Growth Fund, Class R6						11,332,658	150,062
						43,703,427
Small-Cap 1.1%
Driehaus Small Cap Growth Fund, Institutional Class						6,974,962	227,568
						50,678,389

International Stocks 1.7%
Emerging Markets 1.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,129,666	834,934

Fixed Income 14.8%
Intermediate-Term Bond 10.7%
Allspring Core Plus Bond Fund, Class R6						24,366,650	2,219,185
Baird Aggregate Bond Fund, Institutional Class						29,324,535	3,035,666
Loomis Sayles Investment Grade Bond Fund, Class Y						18,090,110	1,892,271
						71,781,295
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						27,579,656	2,852,084
						99,360,951
Total Unaffiliated Underlying Funds (Cost $147,454,060)						$161,169,006
Total Investments in Securities (Cost $467,548,024)						$666,077,732

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.3% OF NET ASSETS

U.S. Stocks 40.5%
Large-Cap 34.8%
Schwab Core Equity Fund	$52,502,458	$3,217,591	($13,017,586 )	$3,821,880	($4,519,417 )	$42,004,926	1,611,236	$3,217,591
Schwab Fundamental U.S. Large Company Index Fund	61,165,910	1,037,119	(10,362,881)	3,333,170	7,536,554	62,709,872	1,664,717	1,037,119
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	106,349,890	12,677,058	(7,559,207)	160,755	(15,265,617)	96,362,879	3,696,313	12,677,058
Schwab S&P 500 Index Fund	254,421,291	2,781,194	(22,945,280)	16,217,663	6,912,870	257,387,738	13,329,246	2,781,194
						458,465,415
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	22,345,454	470,115	(2,788,565)	952,913	2,018,193	22,998,110	1,395,516	470,115
Small-Cap 3.9%
Schwab Small-Cap Equity Fund	54,562,103	4,411,045	(16,378,737)	2,763,369	6,359,240	51,717,020	2,028,914	4,411,045
						533,180,545

International Stocks 20.9%
Developed Markets 20.9%
Schwab Fundamental International Equity Index Fund	13,952,215	717,932	(3,191,016)	881,004	1,817,068	14,177,203	850,973	717,932
Schwab International Core Equity Fund	110,935,637	5,878,764	(14,790,539)	3,680,320	9,596,437	115,300,619	6,790,378	5,878,764
Schwab International Opportunities Fund	152,335,552	9,135,295	(23,544,362)	2,209,609	5,965,452	146,101,546	5,521,600	9,135,295
						275,579,368

Real Estate 4.2%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	58,380,434	1,626,106	(10,633,508)	(986,657)	6,910,153	55,296,528	7,502,921	1,626,106

Fixed Income 10.3%
Intermediate-Term Bond 8.0%
Schwab U.S. Aggregate Bond Index Fund	94,113,911	17,617,887	(3,040,000)	(571,649)	(2,906,893)	105,213,256	12,010,646	3,189,037
Short-Term Bond 2.3%
Schwab Short-Term Bond Index Fund	27,657,147	2,536,588	—	—	(555,476)	29,638,259	3,116,536	894,897
						134,851,515

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	$5,246,788	$143,385	$—	$—	$—	$5,390,173	5,390,173	$142,300
Total Affiliated Underlying Funds (Cost $568,079,095)	$1,013,968,790	$62,250,079	($128,251,681 )	$32,462,377	$23,868,564	$1,004,298,129		$46,178,453

UNAFFILIATED UNDERLYING FUNDS 23.1% OF NET ASSETS

U.S. Stocks 8.5%
Large-Cap 7.3%
Dodge & Cox Stock Fund, Class I						$70,374,346	3,922,762
PGIM Jennison Growth Fund, Class R6						25,893,555	342,870
						96,267,901
Small-Cap 1.2%
Driehaus Small Cap Growth Fund, Institutional Class						16,273,256	530,938
						112,541,157

International Stocks 2.7%
Emerging Markets 2.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						35,229,450	2,642,869

Fixed Income 11.9%
Intermediate-Term Bond 8.5%
Allspring Core Plus Bond Fund, Class R6						36,021,322	3,280,630
Baird Aggregate Bond Fund, Institutional Class						38,746,783	4,011,054
Loomis Sayles Investment Grade Bond Fund, Class Y						37,987,549	3,973,593
						112,755,654
International Bond 3.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						44,299,807	4,581,159
						157,055,461
Total Unaffiliated Underlying Funds (Cost $271,684,902)						$304,826,068
Total Investments in Securities (Cost $839,763,997)						$1,309,124,197

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.8% OF NET ASSETS

U.S. Stocks 43.7%
Large-Cap 37.3%
Schwab Core Equity Fund	$15,630,980	$957,939	($4,272,643 )	$433,494	($613,788 )	$12,135,982	465,515	$957,939
Schwab Fundamental U.S. Large Company Index Fund	19,526,530	331,088	(5,212,256)	1,268,419	2,210,046	18,123,827	481,121	331,088
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	33,600,237	4,569,740	(6,193,792)	102,097	(4,616,016)	27,462,266	1,053,405	4,045,002
Schwab S&P 500 Index Fund	72,056,677	3,956,215	(17,663,260)	7,267,902	(628,403)	64,989,131	3,365,569	793,112
						122,711,206
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	6,579,017	138,413	(1,376,103)	238,485	595,725	6,175,537	374,729	138,413
Small-Cap 4.5%
Schwab Small-Cap Equity Fund	16,388,113	1,324,889	(5,688,758)	768,388	2,014,181	14,806,813	580,887	1,324,889
						143,693,556

International Stocks 22.7%
Developed Markets 22.7%
Schwab Fundamental International Equity Index Fund	4,333,872	223,006	(1,568,448)	466,149	378,508	3,833,087	230,077	223,006
Schwab International Core Equity Fund	33,821,420	1,808,566	(8,436,594)	2,177,929	1,801,839	31,173,160	1,835,875	1,808,566
Schwab International Opportunities Fund	46,325,571	2,778,063	(12,049,338)	1,079,236	1,572,792	39,706,324	1,500,617	2,778,063
						74,712,571

Real Estate 4.5%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	17,746,450	1,259,362	(5,817,098)	(481,294)	2,255,501	14,962,921	2,030,247	469,362

Fixed Income 6.7%
Intermediate-Term Bond 5.2%
Schwab U.S. Aggregate Bond Index Fund	16,032,846	4,848,523	(3,157,825)	(414,309)	(191,027)	17,118,208	1,954,133	564,545
Short-Term Bond 1.5%
Schwab Short-Term Bond Index Fund	4,934,510	915,997	(912,771)	(35,820)	(62,840)	4,839,076	508,841	160,351
						21,957,284

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	686,503	18,761	—	—	—	705,264	705,264	18,619
Total Affiliated Underlying Funds (Cost $160,133,602)	$287,662,726	$23,130,562	($72,348,886 )	$12,870,676	$4,716,518	$256,031,596		$13,612,955

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 21.6% OF NET ASSETS

U.S. Stocks 9.3%
Large-Cap 7.9%
Dodge & Cox Stock Fund, Class I						$18,732,079	1,044,152
PGIM Jennison Growth Fund, Class R6						7,153,972	94,730
						25,886,051
Small-Cap 1.4%
Driehaus Small Cap Growth Fund, Institutional Class						4,726,460	154,208
						30,612,511

International Stocks 3.8%
Emerging Markets 3.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						12,486,975	936,757

Fixed Income 8.5%
Intermediate-Term Bond 6.2%
Allspring Core Plus Bond Fund, Class R6						5,500,660	500,971
Baird Aggregate Bond Fund, Institutional Class						6,054,869	626,798
Loomis Sayles Investment Grade Bond Fund, Class Y						8,625,314	902,229
						20,180,843
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						7,677,633	793,964
						27,858,476
Total Unaffiliated Underlying Funds (Cost $59,755,645)						$70,957,962
Total Investments in Securities (Cost $219,889,247)						$326,989,558

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 79.0% OF NET ASSETS

U.S. Stocks 46.0%
Large-Cap 38.8%
Schwab Core Equity Fund	$16,428,658	$1,006,823	($2,842,432 )	$297,668	($486,640 )	$14,404,077	552,515	$1,006,823
Schwab Fundamental U.S. Large Company Index Fund	19,935,088	1,188,016	(4,739,050)	1,143,805	2,505,880	20,033,739	531,822	338,016
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	35,432,786	6,695,265	(7,083,994)	(148,760)	(4,575,197)	30,320,100	1,163,026	4,265,616
Schwab S&P 500 Index Fund	76,473,326	1,541,726	(17,249,001)	7,412,937	(492,541)	67,686,447	3,505,254	841,726
						132,444,363
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	6,757,853	142,175	(1,046,462)	220,007	653,404	6,726,977	408,190	142,175
Small-Cap 5.2%
Schwab Small-Cap Equity Fund	18,217,855	1,472,813	(5,012,438)	701,184	2,524,202	17,903,616	702,378	1,472,813
						157,074,956

International Stocks 24.1%
Developed Markets 24.1%
Schwab Fundamental International Equity Index Fund	5,070,164	245,181	(2,073,931)	659,004	339,808	4,240,226	254,515	245,181
Schwab International Core Equity Fund	37,541,060	2,007,469	(9,751,402)	2,557,557	1,908,588	34,263,272	2,017,861	2,007,469
Schwab International Opportunities Fund	51,373,898	3,080,802	(13,469,104)	1,179,953	1,816,105	43,981,654	1,662,194	3,080,802
						82,485,152

Real Estate 4.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	18,613,037	853,531	(5,415,573)	(442,077)	2,366,668	15,975,586	2,167,651	503,531

Fixed Income 4.0%
Intermediate-Term Bond 3.0%
Schwab U.S. Aggregate Bond Index Fund	10,037,444	2,422,245	(1,679,806)	(259,127)	(114,356)	10,406,400	1,187,945	344,237
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	3,363,880	804,734	(839,103)	(18,597)	(45,939)	3,264,975	343,320	105,487
						13,671,375

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 3.54% (b)	295,608	415,518	—	—	—	711,126	711,126	16,203
Total Affiliated Underlying Funds (Cost $167,333,385)	$299,540,657	$21,876,298	($71,202,296 )	$13,303,554	$6,399,982	$269,918,195		$14,370,079

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 20.6% OF NET ASSETS

U.S. Stocks 10.0%
Large-Cap 8.4%
Dodge & Cox Stock Fund, Class I						$20,934,771	1,166,933
PGIM Jennison Growth Fund, Class R6						7,898,139	104,583
						28,832,910
Small-Cap 1.6%
Driehaus Small Cap Growth Fund, Institutional Class						5,534,274	180,564
						34,367,184

International Stocks 4.9%
Emerging Markets 4.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						16,623,725	1,247,091

Fixed Income 5.7%
Intermediate-Term Bond 4.2%
Allspring Core Plus Bond Fund, Class R6						3,555,980	323,860
Baird Aggregate Bond Fund, Institutional Class						3,028,651	313,525
Loomis Sayles Investment Grade Bond Fund, Class Y						7,735,575	809,161
						14,320,206
International Bond 1.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,268,137	544,792
						19,588,343
Total Unaffiliated Underlying Funds (Cost $57,246,995)						$70,579,252
Total Investments in Securities (Cost $224,580,380)						$340,497,447

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.2% OF NET ASSETS

U.S. Stocks 47.2%
Large-Cap 39.6%
Schwab Core Equity Fund	$12,307,744	$1,554,274	($3,381,694 )	$213,759	($305,475 )	$10,388,608	398,489	$754,275
Schwab Fundamental U.S. Large Company Index Fund	15,870,191	969,093	(5,501,712)	1,597,733	1,181,075	14,116,380	374,738	269,092
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	27,402,334	5,928,861	(9,206,400)	(17,765)	(3,397,370)	20,709,660	794,387	3,298,861
Schwab S&P 500 Index Fund	54,928,536	4,219,027	(19,437,321)	6,858,145	(1,794,852)	44,773,535	2,318,671	599,027
						89,988,183
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	4,953,439	734,213	(1,846,780)	302,068	364,423	4,507,363	273,505	104,213
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	15,136,510	1,495,807	(6,430,071)	878,495	1,617,757	12,698,498	498,176	1,195,807
						107,194,044

International Stocks 25.3%
Developed Markets 25.3%
Schwab Fundamental International Equity Index Fund	3,405,345	175,227	(1,433,799)	483,626	221,542	2,851,941	171,185	175,227
Schwab International Core Equity Fund	27,604,604	1,976,128	(9,373,776)	2,604,333	638,871	23,450,160	1,381,046	1,476,128
Schwab International Opportunities Fund	37,622,507	3,976,156	(12,618,193)	1,205,338	1,112,671	31,298,479	1,182,860	2,256,156
						57,600,580

Real Estate 4.8%
Global Real Estate 4.8%
Schwab Global Real Estate Fund	13,591,304	967,761	(5,054,133)	(246,863)	1,709,949	10,968,018	1,488,198	367,761

Fixed Income 2.9%
Intermediate-Term Bond 2.3%
Schwab U.S. Aggregate Bond Index Fund	4,939,296	1,679,169	(1,194,521)	(141,790)	(46,097)	5,236,057	597,723	180,176
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	1,496,016	501,355	(541,648)	(11,173)	(20,261)	1,424,289	149,767	51,690
						6,660,346
Total Affiliated Underlying Funds (Cost $113,633,297)	$219,257,826	$24,177,071	($76,020,048 )	$13,725,906	$1,282,233	$182,422,988		$10,728,413

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 19.3% OF NET ASSETS

U.S. Stocks 10.2%
Large-Cap 8.5%
Dodge & Cox Stock Fund, Class I						$14,038,551	782,528
PGIM Jennison Growth Fund, Class R6						5,293,124	70,089
						19,331,675
Small-Cap 1.7%
Driehaus Small Cap Growth Fund, Institutional Class						3,852,056	125,679
						23,183,731

International Stocks 5.4%
Emerging Markets 5.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						12,190,731	914,533

Fixed Income 3.7%
Intermediate-Term Bond 2.7%
Allspring Core Plus Bond Fund, Class R6						1,688,874	153,814
Baird Aggregate Bond Fund, Institutional Class						257,650	26,672
Loomis Sayles Investment Grade Bond Fund, Class Y						4,101,822	429,061
						6,048,346
International Bond 1.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						2,401,957	248,393
						8,450,303
Total Unaffiliated Underlying Funds (Cost $33,786,867)						$43,824,765
Total Investments in Securities (Cost $147,420,164)						$226,247,753

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.1% OF NET ASSETS

U.S. Stocks 47.7%
Large-Cap 39.8%
Schwab Core Equity Fund	$5,555,064	$600,440	($1,302,617 )	$62,390	($111,150 )	$4,804,127	184,278	$340,440
Schwab Fundamental U.S. Large Company Index Fund	7,042,189	251,572	(1,969,826)	433,289	840,408	6,597,632	175,143	121,572
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	12,041,429	3,034,615	(3,546,231)	(77,854)	(1,447,723)	10,004,236	383,745	1,469,616
Schwab S&P 500 Index Fund	23,781,340	2,128,403	(7,092,530)	1,215,115	1,074,875	21,107,203	1,093,071	263,403
						42,513,198
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	2,362,901	179,712	(630,015)	63,251	242,412	2,218,261	134,603	49,712
Small-Cap 5.8%
Schwab Small-Cap Equity Fund	6,663,726	668,725	(2,254,923)	283,612	883,359	6,244,499	244,978	538,726
						50,975,958

International Stocks 25.6%
Developed Markets 25.6%
Schwab Fundamental International Equity Index Fund	1,577,440	81,170	(565,368)	160,299	153,957	1,407,498	84,484	81,170
Schwab International Core Equity Fund	12,356,371	960,745	(3,413,115)	687,839	775,871	11,367,711	669,476	660,744
Schwab International Opportunities Fund	16,590,387	1,472,186	(4,506,472)	373,130	659,155	14,588,386	551,337	1,022,187
						27,363,595

Real Estate 4.9%
Global Real Estate 4.9%
Schwab Global Real Estate Fund	6,175,478	353,582	(2,022,819)	(9,029)	676,776	5,173,988	702,034	168,582

Fixed Income 1.9%
Intermediate-Term Bond 1.3%
Schwab U.S. Aggregate Bond Index Fund	1,696,417	344,184	(561,313)	(17,044)	(37,448)	1,424,796	162,648	54,561
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	582,704	139,593	(130,113)	(2,012)	(10,182)	579,990	60,987	19,724
						2,004,786
Total Affiliated Underlying Funds (Cost $56,967,063)	$96,425,446	$10,214,927	($27,995,342 )	$3,172,986	$3,700,310	$85,518,327		$4,790,437

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 19.4% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 8.9%
Dodge & Cox Stock Fund, Class I						$6,918,028	385,620
PGIM Jennison Growth Fund, Class R6						2,605,561	34,502
						9,523,589
Small-Cap 1.8%
Driehaus Small Cap Growth Fund, Institutional Class						1,939,406	63,276
						11,462,995

International Stocks 6.0%
Emerging Markets 6.0%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						6,385,224	479,012

Fixed Income 2.7%
Intermediate-Term Bond 1.9%
Allspring Core Plus Bond Fund, Class R6						522,739	47,608
Loomis Sayles Investment Grade Bond Fund, Class Y						1,502,020	157,115
						2,024,759
International Bond 0.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						844,245	87,306
						2,869,004
Total Unaffiliated Underlying Funds (Cost $16,126,807)						$20,717,223
Total Investments in Securities (Cost $73,093,870)						$106,235,550

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.7% OF NET ASSETS

U.S. Stocks 48.4%
Large-Cap 40.3%
Schwab Core Equity Fund	$1,860,009	$555,184	($690,890 )	($1,211 )	$9,676	$1,732,768	66,466	$120,184
Schwab Fundamental U.S. Large Company Index Fund	2,450,527	251,551	(756,500)	126,736	330,240	2,402,554	63,779	41,551
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	4,033,614	1,702,771	(1,589,774)	(6,581)	(502,645)	3,637,385	139,524	512,771
Schwab S&P 500 Index Fund	7,921,809	2,183,853	(3,351,187)	342,049	495,561	7,592,085	393,169	88,853
						15,364,792
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	786,959	128,019	(237,525)	19,284	90,392	787,129	47,763	18,019
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	2,368,392	441,471	(952,469)	100,499	340,236	2,298,129	90,158	191,471
						18,450,050

International Stocks 26.0%
Developed Markets 26.0%
Schwab Fundamental International Equity Index Fund	519,065	66,710	(193,681)	34,559	73,475	500,128	30,020	26,709
Schwab International Core Equity Fund	4,298,511	601,859	(1,396,196)	140,240	387,842	4,032,256	237,471	229,858
Schwab International Opportunities Fund	5,651,505	1,609,109	(2,271,346)	175,684	225,412	5,390,364	203,717	359,109
						9,922,748

Real Estate 5.0%
Global Real Estate 5.0%
Schwab Global Real Estate Fund	2,139,374	271,591	(760,681)	42,479	192,122	1,884,885	255,751	61,591

Fixed Income 1.3%
Intermediate-Term Bond 0.9%
Schwab U.S. Aggregate Bond Index Fund	231,826	148,825	(37,150)	(789)	(11,116)	331,596	37,853	8,877
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	210,489	6,156	(37,150)	(831)	(2,774)	175,890	18,495	6,203
						507,486
Total Affiliated Underlying Funds (Cost $22,527,478)	$32,472,080	$7,967,099	($12,274,549 )	$972,118	$1,628,421	$30,765,169		$1,665,196

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 18.8% OF NET ASSETS

U.S. Stocks 10.7%
Large-Cap 8.9%
Dodge & Cox Stock Fund, Class I						$2,451,635	136,658
PGIM Jennison Growth Fund, Class R6						924,122	12,237
						3,375,757
Small-Cap 1.8%
Driehaus Small Cap Growth Fund, Institutional Class						702,636	22,925
						4,078,393

International Stocks 6.5%
Emerging Markets 6.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						2,481,076	186,127

Fixed Income 1.6%
Intermediate-Term Bond 1.1%
Loomis Sayles Investment Grade Bond Fund, Class Y						387,799	40,565
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						193,492	20,010
						581,291
Total Unaffiliated Underlying Funds (Cost $5,649,372)						$7,140,760
Total Investments in Securities (Cost $28,176,850)						$37,905,929

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2070 Fund

Portfolio Holdings as of July 31, 2026 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 2/26/26 (a)	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (b)
AFFILIATED UNDERLYING FUNDS 81.7% OF NET ASSETS

U.S. Stocks 49.0%
Large-Cap 40.9%
Schwab Core Equity Fund	$—	$41,554	($3,000 )	($56 )	$2,325	$40,823	1,566	$—
Schwab Fundamental U.S. Large Company Index Fund	—	80,774	(5,500)	(47)	5,500	80,727	2,143	—
Schwab Large Cap Growth Opportunities Fund, formerly Schwab Select Large Cap Growth Fund *	—	112,165	(2,000)	(136)	807	110,836	4,251	—
Schwab S&P 500 Index Fund	—	256,344	(25,500)	(428)	14,127	244,543	12,664	—
						476,929
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	—	22,726	—	—	1,547	24,273	1,473	—
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	—	65,405	(3,500)	3	7,727	69,635	2,732	—
						570,837

International Stocks 26.8%
Developed Markets 26.8%
Schwab Fundamental International Equity Index Fund	—	13,617	—	—	711	14,328	860	—
Schwab International Core Equity Fund	—	141,311	(17,500)	(598)	3,439	126,652	7,459	—
Schwab International Opportunities Fund	—	177,693	(8,200)	(381)	1,517	170,629	6,449	—
						311,609

Real Estate 5.0%
Global Real Estate 5.0%
Schwab Global Real Estate Fund	—	60,554	(2,100)	(118)	408	58,744	7,971	955

Fixed Income 0.9%
Intermediate-Term Bond 0.5%
Schwab U.S. Aggregate Bond Index Fund	—	6,151	—	—	(164)	5,987	683	76
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	—	4,565	—	—	(69)	4,496	473	64
						10,483
Total Affiliated Underlying Funds (Cost $913,798)	$—	$982,859	($67,300 )	($1,761 )	$37,875	$951,673		$1,095

Schwab Target 2070 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 2/26/26 (a)	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/26	BALANCE OF SHARES HELD AT 7/31/26	DISTRIBUTIONS RECEIVED (b)
UNAFFILIATED UNDERLYING FUNDS 18.1% OF NET ASSETS

U.S. Stocks 10.2%
Large-Cap 8.4%
Dodge & Cox Stock Fund, Class I						$69,942	3,899
PGIM Jennison Growth Fund, Class R6						27,786	368
						97,728
Small-Cap 1.8%
Driehaus Small Cap Growth Fund, Institutional Class						20,607	672
						118,335

International Stocks 6.5%
Emerging Markets 6.5%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						75,966	5,699

Fixed Income 1.4%
Intermediate-Term Bond 0.9%
Loomis Sayles Investment Grade Bond Fund, Class Y						10,318	1,079
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						5,466	565
						15,784
Total Unaffiliated Underlying Funds (Cost $203,259)						$210,085
Total Investments in Securities (Cost $1,117,057)						$1,161,758

*	Non-income producing security.
(a)	Commencement of operations.
(b)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2026, all of the fund’s investment securities were classified as Level 1.

Schwab Multi-Asset Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG87628JUL26